INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - Impairment allowance - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
At the beginning of the year	$ (3,630)	$ (4,053)
Increases	(6,475)	(990)
Uses	611	1,413
At the end of the year	$ (9,494)	$ (3,630)